S000004275 [Member] Performance Management - BlackRock Cash Funds: Institutional	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a‑7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1‑888‑204‑3956.

Performance Past Does Not Indicate Future [Text]	How the Fund performed in the past is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year.
Bar Chart [Heading]	BlackRock Cash Funds: Institutional SL Agency Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.43% (quarter ended December 31, 2023) and the lowest return for a quarter was –0.01% (quarter ended March 31, 2022).

Performance Table Heading	For the periods ended 12/31/25 Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s current 7-day yield
Money Market Seven Day Yield Phone	1-888-204-3956
Performance Availability Website Address [Text]	http://www.blackrock.com/cash
Performance Availability Phone [Text]	1‑888‑204‑3956
SL Agency Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Money Market Seven Day Yield	3.89%